Commitments and contingent liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and contingent liabilities [Abstract]
Guarantees
Guarantees consisted of the following:
	As of December 31,
(In millions of €)	2021	2020
Financial guarantees (1)	105.0	167.3
Performance guarantees (2)	2,709.9	2,919.2
MAXIMUM POTENTIAL UNDISCOUNTED PAYMENTS	2,814.9	3,086.5

(1)
Financial guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on changes in an underlying agreement that is related to an asset, a liability, or an equity security of the guaranteed party. These tend to be drawn down only if there is a failure to fulfill financial obligations.

(2)
Performance guarantees represent contracts that contingently require a guarantor to make payments to a guaranteed party based on another entity’s failure to perform under a nonfinancial obligating agreement. Events that trigger payment are performance-related, such as failure to ship a product or provide a service.